Commitments and contingencies (Details)	Dec. 31, 2013 USD ($) contract drillship rig	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Guarantees to customers of the Company's own performance USD ($)	Dec. 31, 2012 Guarantees to customers of the Company's own performance USD ($)	Dec. 31, 2013 Guarantee in favor of banks USD ($)		Dec. 31, 2012 Guarantee in favor of banks USD ($)		Dec. 31, 2013 Guarantee in favor of banks Archer Limited USD ($)	Dec. 31, 2012 Guarantee in favor of banks Archer Limited USD ($)	Dec. 31, 2012 Guarantee in favor of banks Archer Limited EUR (€)	Dec. 31, 2013 Guarantee in favor of suppliers USD ($)		Dec. 31, 2012 Guarantee in favor of suppliers USD ($)		Dec. 31, 2013 Guarantee in favor of suppliers Seabras Sapura Participacoes and Seabras Sapura Holdco USD ($)	Dec. 31, 2013 Guarantee in favor of suppliers Seabras Sapura Participacoes and Seabras Sapura Holdco EUR (€)	Dec. 31, 2012 Guarantee in favor of suppliers Seabras Sapura Participacoes and Seabras Sapura Holdco USD ($)	Dec. 31, 2013 Guarantee in favor of Variable Interest Entities USD ($)	Dec. 31, 2012 Guarantee in favor of Variable Interest Entities USD ($)	Dec. 31, 2013 Sevan Drilling ASA USD ($)
Commitments and Contingencies Disclosure [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 18,302,000,000	$ 12,886,000,000
Marketable securities pledged as collateral	666,000,000
Number of newbuilding contracts	24
Number of new building contracts for semi submersible rigs	4
Number of new building contracts for jack up rigs	12
Number of newbuilding contracts for drillships	8
Maturity schedule for contractual commitments [Abstract]
2014	3,299,000,000
2015	3,752,000,000
2016	632,000,000
2017	0
2018	0
2019 and thereafter	0
Purchase commitments	7,683,000,000	5,604,000,000																			483,000,000
Guarantor Obligations [Line Items]
Maximum potential future payment	$ 10,506,000,000	$ 10,537,000,000	$ 1,541,000,000	$ 2,455,000,000	$ 970,000,000	[1]	$ 905,000,000	[1]	$ 200,000,000	$ 77,000,000	€ 56,000,000	$ 6,321,000,000	[2]	$ 5,522,000,000	[2]	$ 64,000,000	€ 47,000,000	$ 625,000,000	$ 1,674,000,000	$ 1,655,000,000

[1]	Within guarantees in favor of banks are guarantees provided on behalf of Archer of $200 million and EUR56 million ($77 million). See Note 31 to the consolidated financial statements included herein.
[2]	Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR47 million ($64 million) and $625 million respectively. See Note 17 to the consolidated financial statements included herein.